iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Building Products  —  14 .0%
American Woodmark Corp.
(a) (b)
................. 59,445 $ 4,539,815
AZEK Co., Inc. (The) , Class A
(a) (b)
............... 432,471 13,099,546
Builders FirstSource, Inc.
(a) (b)
.................. 457,888 62,272,768
Fortune Brands Innovations, Inc. ............... 452,683 32,570,542
Hayward Holdings, Inc.
(a) (b)
.................... 494,177 6,350,174
JELD-WEN Holding, Inc.
(a)
.................... 303,550 5,324,267
Lennox International, Inc. .................... 115,410 37,631,739
Masco Corp. ............................. 804,159 46,142,643
Masonite International Corp.
(a) (b)
................ 78,997 8,092,453
Masterbrand, Inc.
(a)
........................ 459,100 5,339,333
Owens Corning ........................... 321,932 42,012,126
PGT Innovations, Inc.
(a) (b)
..................... 209,774 6,114,912
Quanex Building Products Corp. ................ 118,746 3,188,330
Simpson Manufacturing Co., Inc. ............... 152,426 21,111,001
Trex Co., Inc.
(a) (b)
.......................... 388,696 25,482,910
UFP Industries, Inc. ........................ 221,861 21,531,610
340,804,169
a
Construction Materials  —  1 .0%
Eagle Materials, Inc.
(b)
....................... 128,809 24,012,574
a
Forest Products  —  0 .8%
Louisiana-Pacific Corp. ...................... 257,374 19,297,903
a
Home Furnishings  —  1 .5%
Ethan Allen Interiors, Inc. .................... 81,547 2,306,149
Leggett & Platt, Inc. ........................ 475,543 14,085,584
Mohawk Industries, Inc.
(a) (b)
................... 188,808 19,477,433
35,869,166
a
Home Improvement Retail  —  10 .4%
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.......... 379,644 39,467,790
Home Depot, Inc. (The) ..................... 334,344 103,860,620
LL Flooring Holdings, Inc.
(a) (b)
.................. 108,957 417,305
Lowe's Companies, Inc. ..................... 477,575 107,788,678
251,534,393
a
Homebuilding  —  65 .0%
Beazer Homes USA, Inc.
(a)
................... 283,465 8,019,225
Cavco Industries, Inc.
(a) (b)
..................... 77,785 22,946,575
Century Communities, Inc.
(b)
.................. 274,214 21,010,277
DR Horton, Inc. ........................... 2,985,848 363,347,843
Green Brick Partners, Inc.
(a) (b)
.................. 258,308 14,671,894
Installed Building Products, Inc. ................ 224,052 31,403,128
Security Shares Value
a
Homebuilding (continued)
KB Home ............................... 772,284 $ 39,934,806
Lennar Corp. , Class A ....................... 2,441,320 305,921,809
Lennar Corp. , Class B ...................... 137,083 15,487,638
LGI Homes, Inc.
(a) (b)
........................ 199,234 26,874,674
M/I Homes, Inc.
(a)
.......................... 267,704 23,341,112
MDC Holdings, Inc. ........................ 562,735 26,319,116
Meritage Homes Corp. ...................... 353,697 50,320,472
NVR, Inc.
(a) (b)
............................. 29,375 186,549,463
PulteGroup, Inc.
(b)
......................... 2,147,452 166,814,071
Skyline Champion Corp.
(a) (b)
................... 510,401 33,405,745
Taylor Morrison Home Corp.
(a)
................. 1,049,678 51,192,796
Toll Brothers, Inc. .......................... 990,688 78,333,700
TopBuild Corp.
(a) (b)
......................... 305,440 81,253,149
Tri Pointe Homes, Inc.
(a)
..................... 962,939 31,642,176
1,578,789,669
a
Specialty Chemicals  —  4 .6%
Sherwin-Williams Co. (The) ................... 418,968 111,244,383
a
Trading Companies & Distributors  —  2 .5%
Beacon Roofing Supply, Inc.
(a) (b)
................ 177,652 14,741,563
Watsco, Inc. ............................. 119,394 45,545,229
60,286,792
a
Total Long-Term  Investments — 99.8%
(Cost: $ 2,256,576,677 ) ............................... 2,421,839,049
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 83,245,714 83,262,363
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 4,175,763 4,175,763
a
Total Short-Term Securities — 3.6%
(Cost: $ 87,416,400 ) ................................. 87,438,126
Total Investments — 103.4%
(Cost: $ 2,343,993,077 ) ............................... 2,509,277,175
Liabilities in Excess of Other Assets — ( 3 .4 ) % ............... (82,933,373)
Net Assets — 100.0% ................................. $ 2,426,343,802
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Home Construction ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 71,363,887  $ 11,904,524
(a)
$ —  $ (2,511) $ (3,537) $ 83,262,363  83,245,714  $ 44,211
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,937,714  2,238,049
(a)
—  —  —  4,175,763  4,175,763  27,167  —
$ (2,511) $ (3,537)
$ 87,438,126
$ 71,378  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 15 09/15/23 $ 3,966 $ 80,758

iShares
®
U.S. Home Construction ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,421,839,049  $ —  $ —  $ 2,421,839,049
Short-Term Securities
Money Market Funds ...................................... 87,438,126  —  —  87,438,126
$ 2,509,277,175  $ —  $ —  $ 2,509,277,175
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 80,758  $ —  $ —  $ 80,758
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)